Details of Certain Accounts - Summary of depreciation expense included in cost of revenue and selling, general and administrative expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of depreciation expense included in cost of revenue and selling, general and administrative expenses Net [Line Items]
Cost of revenue	$ 7,895	$ 4,267
Selling, general and administrative expenses	956	1,537
Total depreciation expense	$ 8,851	$ 5,804
SOLV Energy Holdings LLC [Member]
Schedule of depreciation expense included in cost of revenue and selling, general and administrative expenses Net [Line Items]
Cost of revenue			$ 24,069	$ 14,810	$ 12,446
Selling, general and administrative expenses			3,726	2,744	2,305
Total depreciation expense			$ 27,795	$ 17,554	$ 14,751